N-4	May 01, 2025
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	1/1/2025-1/15/2025		1/16/2025-2/12/2025		2/13/2025-3/19/2025		3/20/2025-4/16/2025		4/17/2025-5/14/2025		5/15/2025-6/4/2025		6/5/2025-6/18/2025
@	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—	24.50%	—	24.50%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	45.00%	—	45.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	10.00%	—	10.00%	—	10.00%	—	10.00%	—	10.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	19.00%	—	19.00%	—	19.00%	—	19.00%	—	19.00%	—	22.50%	—	22.50%	—
S&P 500® -10% buffer with cap rate	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—	16.00%	—	16.00%	—
S&P 500® -10% floor with cap rate	11.00%	—	11.00%	—	11.00%	—	11.00%	—	11.00%	—	13.00%	—	13.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	—%	—	—%	—	—%	—	—%	—	—%	—	50.00%	—	50.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	—%	—	—%	—	—%	—	—%	—	—%	—	15.00%	—	15.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	—%	—	—%
Nasdaq-100 Max 30, -10% buffer with par rate	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	120.00%	—	120.00%
Nasdaq-100 Max 30, -20% buffer with par rate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	175.00%	—	175.00%	—
S&P 500® -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
S&P 500® -10% floor with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® -20% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® -30% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	115.00%	—	115.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	—	—	—	—	—	—	—	—	—	—	102.50%	—	102.50%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	125.00%	—	125.00%	—

	6/19/2025-7/2/2025		7/3/2025-7/16/2025		7/17/2025-8/6/2025		8/7/2025-8/20/2025		8/21/2025-9/3/2025		9/4/2025-9/17/2025		9/18/2025-10/1/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	24.00%	—	24.00%	—	24.00%	—	22.00%	—	22.00%	—	22.00%	—	22.00%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	21.00%	—	21.00%	—	21.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—
S&P 500® -10% buffer with cap rate	16.00%	—	16.00%	—	16.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—
S&P 500® -10% floor with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	45.00%	—	45.00%	—	45.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	13.50%	—	13.50%	—	13.50%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	—	—	—	—	—	—	—	—	—	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Nasdaq-100 Max 30, -10% buffer with par rate	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%
Nasdaq-100 Max 30, -20% buffer with parrate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	325.00%	—	325.00%	—	325.00%	—	300.00%	—	300.00%	—	300.00%	—	300.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	160.00	—	160.00	—	160.00	—	150.00	—	150.00	—	150.00%	—	150.00%	—
S&P 500® -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	107.00%
S&P 500® -10% floor with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® -20% buffer with cap rate	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® -30% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	102.50%	—	102.50%	—	102.50%	—	102.00%	—	102.00%	—	102.00%	—	102.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—

	10/2/2025-10/15/2025		10/16/2025-11/5/2025		11/6/2025-11/19/2025		11/20/2025-12/3/2025		12/4/2025-12/17/2025		12/18/2025-12/31/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	21.00%	—	21.00%	—	21.00%	—	21.00%	—	21.00%	—	21.00%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—
S&P 500® -10% buffer with cap rate	15.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—
S&P 500® -10% floor with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	42.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	—	—	—	—	—	—	—	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	—	—
Nasdaq-100 Max 30, -10% buffer with par rate	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%
Nasdaq-100 Max 30, -20% buffer with par rate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	250.00%	—	250.00%	—	250.00%	—	250.00%	—	250.00%	—	250.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	125.00	—	125.00	—	125.00	—	125.00	—	125.00	—	125.00%	—
S&P 500® -10% buffer with par rate	—	107.00%	—	107.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
S&P 500® -10% floor with cap rate	50.00%	—	50.00%	—	50.00%	—	50.00%	—	50.00%	—	50.00%	—
S&P 500® -20% buffer with cap rate	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—
S&P 500® -30% buffer with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—